Derivative and firm commitment assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair value of financial instruments
Assets-Total	€ 356	€ 200
Liabilities-Total	(524)	(240)
Notional-Assets Total	15,868	12,659
Notional-Liabilities Total	14,908	12,375
Forward foreign exchange contracts
Fair value of financial instruments
Assets-Trading	86	74
Liabilities-Trading	(72)	(23)
Notional-Assets Trading	5,625	6,432
Notional-Liabilities Trading	6,968	6,390
Currency options bought
Fair value of financial instruments
Notional-Assets Trading	18	10
Embedded derivatives
Fair value of financial instruments
Assets-Trading	51
Notional-Assets Trading	2,495
Other derivatives
Fair value of financial instruments
Assets-Trading	2	2
Notional-Assets Trading	5	25
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts
Fair value of financial instruments
Assets-Hedging		1
Liabilities-Hedging	(9)	(11)
Notional-Assets Hedging	3,509	1,568
Notional-Liabilities Hedging	1,103	1,394
Cash flow hedges | Forward foreign exchange contracts
Fair value of financial instruments
Assets-Hedging	77	28
Liabilities-Hedging	(30)	(47)
Notional-Assets Hedging	1,775	1,521
Notional-Liabilities Hedging	1,034	1,571
Cash flow hedges | Currency options bought
Fair value of financial instruments
Assets-Hedging	2
Notional-Assets Hedging	173	7
Cash flow hedges | Fuel hedges
Fair value of financial instruments
Assets-Hedging	2
Notional-Assets Hedging	33
Fair value hedges | Forward foreign exchange contracts
Fair value of financial instruments
Assets-Hedging	19	22
Liabilities-Hedging	(163)	(80)
Notional-Assets Hedging	393	577
Notional-Liabilities Hedging	1,981	2,182
Fair value hedges | Interest rate swaps
Fair value of financial instruments
Liabilities-Hedging	(99)
Notional-Assets Hedging		185
Notional-Liabilities Hedging	2,500
Fair value hedges | Firm commitments
Fair value of financial instruments
Assets-Hedging	117	58
Liabilities-Hedging	(28)	(11)
Notional-Assets Hedging	1,842	2,069
Notional-Liabilities Hedging	384	397
Cash flow and fair value hedges | Cross currency swaps
Fair value of financial instruments
Assets-Hedging		15
Liabilities-Hedging	(123)	(68)
Notional-Assets Hedging		265
Notional-Liabilities Hedging	€ 938	€ 441